Exhibit 99.1

Benchmark 2018-B1 Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2018-B1

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Academy Securities, Inc.

11 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Citi Real Estate Funding Inc. 390 Greenwich Street New York, New York 10013	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re: Benchmark 2018-B1 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-B1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Benchmark 2018-B1 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 January 2018

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in Benchmark 2018-B1 Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 49 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 173 commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	German American Capital Corporation (“GACC”), JPMorgan Chase Bank, National Association (“JP Morgan”) and Citi Real Estate Funding Inc. (“Citi,” together with GACC and JP Morgan, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in January 2018 (or, in the case of any mortgage loan that has its first due date after January 2018, the date that would have been its due date in January 2018 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

GACC and JP Morgan, on behalf of the Depositor, indicated that the Starwood Capital Group Hotel Portfolio Mortgage Loan (as defined in the footnote in Note 4 of Exhibit 2 to Attachment A) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by GACC. For the Starwood Capital Group Hotel Portfolio Mortgage Loan, GACC and JP Morgan, on behalf of the Depositor, instructed us to perform the procedures described in this report for GACC, and to perform no procedures relating to the Starwood Capital Group Hotel Portfolio Mortgage Loan for JP Morgan.

JP Morgan and Citi, on behalf of the Depositor, indicated that the Mortgage Loan identified on the Final Data File as “Station Place III” (the “Station Place III Mortgage Loan”) consists of multiple portions of a pari-passu mortgage loan that will be transferred to the Depositor by JP Morgan. For the Station Place III Mortgage Loan, JP Morgan and Citi, on behalf of the Depositor, instructed us to perform the procedures described in this report for JP Morgan, and to perform no procedures relating to the Station Place III Mortgage Loan for Citi.

Attachment A Page 2 of 13

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, GACC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GACC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 13

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Principal” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	The Arbors,
b.	Metro Center V and
c.	Goodale Office,

each with the “Sponsor” characteristic on the Final Data File as either “Ohad Gil; Niv Brightman; Eucalyptus Real Estate Fund LP; B&G RE Fund II LP” or “Abhishek Mathur; Brian C. Adams; Abhinav Somani; Anita Shah,” GACC, on behalf of the Depositor, indicated that the respective “Sponsors” shown on the Final Data File are related entities and instructed us to use “Yes – A” for the “Related Principal” characteristic.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 18 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” for the “Original Interest Only Period (Months)” characteristic.

Attachment A Page 4 of 13

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service Payment (After IO)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 11.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

Attachment A Page 5 of 13

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Original Interest Only Period (Months),
d.	First Payment Date,
e.	Maturity or ARD Date,
f.	Interest Rate,
g.	Monthly Debt Service Payment (Initial) and
h.	Monthly Debt Service Payment (After IO)

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in December 2017 (or, in the case of any Mortgage Loan that has its first due date after December 2017, the date that would have been the related due date in December 2017 under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity or ARD Date” of each Mortgage Loan (the “Maturity or ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that has its “First Payment Date” in February 2018 (the “February 2018 First Payment Date Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each February 2018 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 13

13.	Using the:
a.	Interest Accrual Basis,
b.	Original Interest Only Period (Months),
c.	First Payment Date,
d.	Interest Rate,
e.	Monthly Debt Service Payment (Initial) and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the February 2018 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 13.), all as shown on the Final Data File, we recalculated the portion of the January 2018 “Monthly Debt Service Payment (Initial)” for each Mortgage Loan (except for the February 2018 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan (except for the February 2018 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 13.), both as recalculated in the preceding paragraph of this Item 13., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the February 2018 First Payment Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each February 2018 First Payment Date Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

Attachment A Page 7 of 13

14.	For each Mortgage Loan on the Final Data File with the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” (the “Mortgage Loans with Additional Debt”) the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (“Existing Additional Sub Debt Amount”) using information in the applicable Secondary Financing Documents (as defined in Note 34 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 17 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Ignore differences of $1 or less and
b.	Not include any related Companion Loan(s) (as defined in Note 17 of Exhibit 2 to Attachment A).

For the Mortgage Loans which have the “Existing Additional Sub Debt (Yes/No)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Sub Debt Amount” characteristic.

15.	For each Pari Passu Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the applicable Data Sources and the applicable information that is described in Note 17 of Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the related Companion Loan(s) as of the Cut-off Date (the “Non-Trust Pari Passu Cut-off Date Balance”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Non-Trust Pari Passu Balloon Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:
a.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less,
b.	JP Morgan, on behalf of the Depositor, instructed us to not include the Gateway Net Lease Portfolio B-Notes (as defined in Note 17 of Exhibit 2 to Attachment A) with respect to the Gateway Net Lease Portfolio Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A) and
c.	GACC, on behalf of the Depositor, instructed us to not include the Worldwide Plaza B-Notes (as defined in Note 17 of Exhibit 2 to Attachment A) with respect to the Worldwide Plaza Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A),

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Cut-off Date Balance” and “Non-Trust Pari Passu Balloon Balance” characteristics.

Attachment A Page 8 of 13

16.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 16.,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	UW NOI DSCR (Current),
iv.	UW NCF DSCR (Current),
v.	Cut-off Date LTV Ratio,
vi.	"As is" Cut-off Date LTV,
vii.	LTV Ratio at Maturity or ARD,
viii.	Underwritten NOI Debt Yield,
ix.	Underwritten NCF Debt Yield,
x.	NOI Debt Yield at Maturity,
xi.	NCF Debt Yield at Maturity,
xii.	% of Initial Pool Balance,
xiii.	Annual Debt Service ($),
xiv.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($),
xv.	Unadjusted LTV at Cut-off,
xvi.	Unadjusted U/W NOI Debt Yield,
xvii.	Unadjusted U/W NCF Debt Yield and
xviii.	Unadjusted Maturity Date LTV Ratio

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the “Underwritten NOI DSCR,” “Underwritten NCF DSCR,” “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” to two decimal places,
(b)	Round the “Cut-off Date LTV Ratio,” “"As is" Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity,” “NCF Debt Yield at Maturity,” “Unadjusted LTV at Cut-off,” “Unadjusted U/W NOI Debt Yield,” “Unadjusted U/W NCF Debt Yield” and “Unadjusted Maturity Date LTV Ratio” to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Cut-off Date LTV Ratio,” “LTV Ratio at Maturity or ARD,” “Unadjusted LTV at Cut-off” and “Unadjusted Maturity Date LTV Ratio” characteristics.

Attachment A Page 9 of 13

16. (continued)

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI DSCR (Current),
d.	UW NCF DSCR (Current),
e.	Cut-off Date LTV Ratio,
f.	"As is" Cut-off Date LTV,
g.	LTV Ratio at Maturity or ARD,
h.	Underwritten NOI Debt Yield,
i.	Underwritten NCF Debt Yield,
j.	NOI Debt Yield at Maturity,
k.	NCF Debt Yield at Maturity,
l.	Unadjusted LTV at Cut-off,
m.	Unadjusted U/W NOI Debt Yield,
n.	Unadjusted U/W NCF Debt Yield and
o.	Unadjusted Maturity Date LTV Ratio

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through o. above for each Underlying Property associated with such Multiple Property Loan.

For each Mortgage Loan on the Final Data File with the “Earnout/Holdback” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Unadjusted LTV at Cut-off,
b.	Unadjusted U/W NOI Debt Yield,
c.	Unadjusted U/W NCF Debt Yield and
d.	Unadjusted Maturity Date LTV Ratio

characteristics.

For the purpose of recalculating the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and ”NCF Debt Yield at Maturity” characteristics for the Mortgage Loan identified on the Final Data File as “8900 Beverly” (the “8900 Beverly Mortgage Loan”), which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, GACC, on behalf of the Depositor, instructed us to deduct $2,000,000 from the “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” that are shown on the Final Data File. For the 8900 Beverly Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use “NAP” for the “Unadjusted LTV at Cut-off” and “Unadjusted Maturity Date LTV Ratio” characteristics.

Attachment A Page 10 of 13

16. (continued)

For the purpose of recalculating the “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield” characteristics for the Mortgage Loan identified on the Final Data File as “1114-1126 Lake Street” (the “1114-1126 Lake Street Mortgage Loan”), which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, Citi, on behalf of the Depositor, instructed us to deduct $830,000 from the “Cut-off Date Balance ($)” that is shown on the Final Data File. For the 1114-1126 Lake Street Mortgage Loan, Citi, on behalf of the Depositor, instructed us to use “NAP” for the “Unadjusted LTV at Cut-off” and “Unadjusted Maturity Date LTV Ratio” characteristics.

For the purpose of recalculating the “Cut-off Date LTV Ratio,” “"As is" Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and ”NCF Debt Yield at Maturity” characteristics for the Mortgage Loan identified on the Final Data File as “William Penn Building,” which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, GACC, on behalf of the Depositor, instructed us to deduct $1,000,000 from the “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” that are shown on the Final Data File.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.       Monthly Debt Service Payment (Initial) and

b.       Non-Trust Pari Passu Monthly Debt Service Payment (Initial),

both as shown on the Final Data File, to recalculate the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.       Monthly Debt Service Payment (After IO) and

b.       Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

Attachment A Page 11 of 13

16. (continued)

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Cut-off Date Balance,

both as shown on the Final Data File, to recalculate the:

i.       Cut-off Date LTV Ratio,

ii.       "As is" Cut-off Date LTV,

iii.       Underwritten NOI Debt Yield,

iv.       Underwritten NCF Debt Yield and

v.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)
characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Maturity or ARD Balance ($) and
b.	Non-Trust Pari Passu Balloon Balance,

both as shown on the Final Data File, to recalculate the:

i.       LTV Ratio at Maturity or ARD,

ii.       NOI Debt Yield at Maturity and

iii.       NCF Debt Yield at Maturity

characteristics.

17.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

Attachment A Page 12 of 13

18.	Using:
a.	Information on the Final Data File for each Mortgage Loan with Additional Debt,
b.	Information in the applicable Data Sources and Secondary Financing Documents and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.       Total Debt UW NOI DSCR (After IO Period),

ii.	Total Debt UW NCF DSCR (After IO Period),
iii.	Total Debt LTV at Cut-off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of each Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the “Total Debt UW NOI DSCR (After IO Period)” and “Total Debt UW NCF DSCR (After IO Period)” to two decimal places,
(b)	Round the “Total Debt LTV at Cut-off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Total Debt LTV at Cut-off” and “Total Debt LTV at Maturity” characteristics.

For each Mortgage Loan that is not a Mortgage Loan with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through x. above.

19.	Using the:
a.	Master Servicing Fee,
b.	Primary Servicing Fee,
c.	Sub Servicer Fee Rate and
d.	Pari Passu Primary Servicing Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 13

20.	Using the:
a.	Servicing Fee,
b.	Trustee/Administrator Fee,
c.	CREFC Fee and
d.	Operating Advisor Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Griffin Portfolio • Rochester Hotel Portfolio • Gateway Net Lease Portfolio • AHIP Northeast Portfolio I • Starwood Capital Group Hotel Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Whole Loan (as defined in Note 17 of Exhibit 2 to Attachment A) that are stated in the applicable Source Document

• Fresenius Portfolio V • CityLine PA Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report, Lease Agreement or Loan Agreement
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy As-of Date (see Note 6)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal As-of Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
"As is" Appraisal Value (see Note 4)	Appraisal Report
"As is" Date of Valuation (see Note 4)	Appraisal Report
Appraiser Designation (see Note 3)	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 8)	Phase II Environmental Report
Date of Seismic Report (see Note 9)	Seismic Report
PML/SEL (%) (see Note 9)	Seismic Report
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Insurance Information: (see Note 10)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Note 8)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A

Major Tenant Information: (see Notes 11 and 12)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Historical Financial & Underwriting Information: (see Note 14)

Characteristic	Source Document

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($) (see Note 15)	Underwriter’s Summary Report
Third Most Recent NOI ($) (see Note 15)	Underwriter’s Summary Report
Third Most Recent Capital Items (see Note 15)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Historical Financial & Underwriting Information: (continued)

Characteristic	Source Document

Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($) (see Note 15)	Underwriter’s Summary Report
Second Most Recent NOI ($) (see Note 15)	Underwriter’s Summary Report
Second Most Recent Capital Items (see Note 15)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 15)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 15)	Underwriter’s Summary Report
Most Recent Capital Items (see Note 15)	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($) (see Note 15)	Underwriter’s Summary Report
Underwritten NOI ($) (see Note 15)	Underwriter’s Summary Report
Underwritten Reserves ($) (see Note 15)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
ADR ($) (see Note 16)	Underwriter’s Summary Report
RevPAR ($) (see Note 16)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Insurance Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves ($) (see Note 4)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserves Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Tax Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Insurance Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap	Loan Agreement or Loan Modification Agreement
Replacement Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Other Reserve Cap	Loan Agreement or Loan Modification Agreement
Other Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Tax Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Insurance Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Replacement Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Engineering Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Other Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Earnout/Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Earnout/Holdback Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement or Loan Modification Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Guarantor (see Note 4)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Environmental Indemnity

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 17)

For all Mortgage Loans:

• Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Original Balance (see Note 17)	Loan Agreement or Loan Modification Agreement
Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (Initial) (see Notes 17, 18, 19 and 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (After IO) (see Notes 17, 18, 19 and 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Monthly Debt Service Payment (Initial) (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 24)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 25)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Notes 26 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 26, 27 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 26, 27 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 26, 27 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 26, 27 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement or Loan Modification Agreement
Independent Director (Yes/No)	Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ownership Interest (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment ($)	Ground Lease Agreement or Ground Lease Abstract
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
TIC	Loan Agreement or Loan Modification Agreement
Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Sub Debt (Yes/No) (see Note 35)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Sub Debt Description (see Note 35)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Future Debt Description	Loan Agreement or Loan Modification Agreement
Substitution Allowed (Yes/No)	Loan Agreement or Loan Modification Agreement
Substitution Description	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement or Management Agreement
Franchise Agreement Expiration Date	Franchise Agreement or Management Agreement
Previous Securitization (see Note 36)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

For the mortgaged properties that secure the Mortgage Loans identified on the Combined Data File as:

a.	Valencia Town Center,
b.	Atrium Center,
c.	8900 Beverly,
d.	521-523 East 72nd Street,
e.	William Penn Building and
f.	Village Square,

each of which are secured by more than one property type, as shown in the applicable Source Document(s), GACC and JP Morgan, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Appraiser Designation,
c.	Payment Type Code,
d.	Payment Frequency Code,
e.	Loan Structure Code,
f.	Original Interest Rate Type Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For each Mortgage Loan or Underlying Property listed in Table A1, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the corresponding information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

GACC	156-168 Bleecker	NAP	Detailed Property Type	Anchored	CBD

GACC	Starwood Capital Group Hotel Portfolio	Courtyard Wichita Falls See Note (1)	Year Renovated Ownership Interest	<blank> Fee Simple/Leasehold	2017 Fee Simple

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

Table A1: (continued)
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

JP Morgan	Gateway Net Lease Portfolio	Baxalta (Barry Pointe)	“As is” Appraisal Value “As is” Date of Valuation	$1,375,000 2/27/2017	NAP NAP
		Baxalta (Casselberry)	“As is” Appraisal Value “As is” Date of Valuation	$1,850,000 2/22/2017	NAP NAP
		NAP	Guarantor	No Source Document	NAP

Citi	Olive Park Shopping Center	NAP	“As is” Appraisal Value “As is” Date of Valuation	$21,300,000 8/8/2017	$21,800,000 9/30/2017

GACC	Griffin Portfolio	NAP State Farm Regional HQ	Upfront Other Reserves ($) Ownership Interest	$82,932,511 Leasehold	$5,657,511 Fee Simple

Citi	The Woods	NAP	Guarantor	No Source Document	NAP

JP Morgan	Station Place III	NAP	Guarantor	No Source Document	NAP

JP Morgan	Atrium Center	NAP	Guarantor	No Source Document	NAP

GACC	Sentinel Square II	NAP	Guarantor	No Source Document	NAP

JP Morgan	90 Hudson	NAP	Ownership Interest	Fee Simple/Leasehold	Fee Simple

JP Morgan	Lehigh Valley Mall	NAP	Ownership Interest	Fee Simple/Leasehold	Fee Simple

JP Morgan	Miracle Mile Shopping Center	NAP	Ownership Interest	Fee Simple/Leasehold	Fee Simple

(1)	GACC, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the Mortgage Loan and for all of the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “Starwood Capital Group Hotel Portfolio” (the “Starwood Capital Group Hotel Portfolio Mortgage Loan”), except for the Underlying Property identified on the Combined Data File as “Hilton Garden Inn Edison Raritan Center.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Mortgage Loan Sellers, on behalf of the Depositor.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Retail,” “Office,” “Industrial” or “Mixed Use.”

Exhibit 2 to Attachment A

Notes: (continued)

5. (continued)

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Hospitality,” “Multifamily,” “Self Storage” or “Manufactured Housing Community.”

6.	For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document(s) only indicated the month and year.

For the mortgaged properties on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

7.	For the mortgaged properties on the Combined Data File with the “Appraisal Value As Is / Stabilized” characteristic as “As Renovated,” “Hypothetical As Is,” “As Complete” or “As Stabilized,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, each as shown in the applicable Source Document, for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

For the Mortgage Loan identified on the Combined Data File as “Griffin Portfolio” (the “Griffin Portfolio Mortgage Loan”), which is a Multiple Property Loan:

a.	The appraisal report Source Documents contain individual appraised values for each of the 10 Underlying Properties, which total $592,060,000 in the aggregate, and
b.	The portfolio appraisal report Source Document contains a portfolio appraised value for the combined portfolio of $610,000,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Griffin Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the portfolio appraised value of $610,000,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Griffin Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $610,000,000 “Appraised Value ($)” that is shown on the Combined Data File for the Griffin Portfolio Mortgage Loan).

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For the purpose of comparing the “Appraisal As-of Date” characteristic for the Griffin Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the date of valuation relating to the “As Portfolio” appraised value that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal As-of Date” characteristic for each Underlying Property that secures the Griffin Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

For the Starwood Capital Group Hotel Portfolio Mortgage Loan, which is a Multiple Property Loan:

a.	The appraisal report Source Documents contain individual appraised values for each of the 65 Underlying Properties, which total $889,200,000 in the aggregate, and
b.	The portfolio appraisal report Source Document contains a portfolio appraised value for the combined portfolio of $956,000,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Starwood Capital Group Hotel Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the portfolio appraised value of $956,000,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Starwood Capital Group Hotel Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $956,000,000 “Appraised Value ($)” that is shown on the Combined Data File for the Starwood Capital Group Hotel Portfolio Mortgage Loan).

For the purpose of comparing the “Appraisal As-of Date” characteristic for the Starwood Capital Group Hotel Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the date of valuation relating to the “As Portfolio” appraised value that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal As-of Date” characteristic for each Underlying Property that secures the Starwood Capital Group Hotel Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For the Mortgage Loan identified on the Combined Data File as “21st Century Storage - Miami, FL” (the “21st Century Storage - Miami, FL Mortgage Loan”), the appraisal report Source Document contains:

a.	An “As Is” appraised value of $7,450,000 (the “21st Century Storage As Is Value”) with a corresponding valuation date of 19 October 2017 and
b.	An “As is - Excess Land” appraised value of $225,000 (the “21st Century Storage Excess Land Value”) with a corresponding valuation date of 19 October 2017.

For the purpose of comparing the “Appraised Value ($)” and “"As is" Appraisal Value” characteristics for the 21st Century Storage – Miami, FL Mortgage Loan, Citi, on behalf of the Depositor, instructed us to use the sum of the 21st Century Storage As Is Value and 21st Century Storage Excess Land Value.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for mortgaged properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file. We performed no procedures to determine if any mortgaged property that did not contain a certificate of environmental insurance Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “Insurance Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if these Source Document(s) expired prior to the Cut-off Date.

11.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged property described in the succeeding paragraphs of this Note 12), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Center Promenade” (the “Center Promenade Mortgage Loan”), Citi, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “County of Ventura” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Center Promenade Mortgage Loan, Citi, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Regents of UCLA” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

13.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document(s) only indicated the month and year of expiration.

14.	For the purpose of comparing the “Historical Financial & Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the:
a.	Third Most Recent Expenses ($),
b.	Third Most Recent NOI ($),
c.	Third Most Recent Capital Items,
d.	Second Most Recent Expenses ($),
e.	Second Most Recent NOI ($),
f.	Second Most Recent Capital Items,
g.	Most Recent Expenses ($),
h.	Most Recent NOI ($),
i.	Most Recent Capital Items,
j.	Underwritten Expenses ($),
k.	Underwritten NOI ($) and
l.	Underwritten Reserves ($)

characteristics for each Mortgage Loan and Underlying Property on the Combined Data File with the “General Property Type” of “Hospitality” (the “Hospitality Properties”) (except for the mortgaged properties that secure the Mortgage Loans identified on the Combined Data File as “Rochester Hotel Portfolio” and “AHIP Northeast Portfolio I”), we were instructed by JP Morgan and GACC, on behalf of the Depositor, to increase the “expenses” and to decrease the applicable “capital items,” “reserves” and “NOI,” as applicable, that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

16.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Hospitality Properties. For each Mortgage Loan and Underlying Property on the Combined Data File that is not a Hospitality Property, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, GACC and JP Morgan, on behalf of the Depositor, instructed us to use the “underwritten” values, as applicable, as shown in the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

17.	The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, JP Morgan and GACC, on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Gateway Net Lease Portfolio” (the “Gateway Net Lease Portfolio Mortgage Loan”), the related Whole Loan (the “Gateway Net Lease Portfolio Whole Loan”) also has ten B-Notes that will not be assets of the Issuing Entity (the “Gateway Net Lease Portfolio B-Notes”) and
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Worldwide Plaza” (the “Worldwide Plaza Mortgage Loan”), the related Whole Loan (the “Worldwide Plaza Whole Loan”) also has two B-Notes that will not be assets of the Issuing Entity (the “Worldwide Plaza B-Notes”).

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the Mortgage Loan Sellers, on behalf of the Depositor (each a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to the Gateway Net Lease Portfolio Whole Loan and Worldwide Plaza Whole Loan, multiple components that are subordinate to the related Mortgage Loan and Companion Loan(s) (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

90 Hudson	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement

The Woods	Citi	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Modification Agreement

Griffin Portfolio	GACC	Mortgage Loan Companion Loans	A-2-1, A-2-4 A-1-1, A-1-2, A-1-3, A-2-2, A-2-3, A-2-5, A-2-6, A-3	Interest Only	Client Provided Schedule

Worldwide Plaza	GACC	Mortgage Loan Companion Loans	A-2-C1, A-2-C3 A-1-C1, A-1-C2, A-1-S, A-2-C2, A-2-C4, A-2-S	Interest Only	Client Provided Schedule
		B-Notes	B-1-S, B-2-S

Station Place III	JP Morgan	Mortgage Loan Companion Loans	A-2, A-3 A-1, A-4, A-5	Interest Only	Loan Agreement

Atrium Center	JP Morgan	Mortgage Loan Companion Loans	A-1 A-2, A-3	Interest Only	Loan Agreement

Exhibit 2 to Attachment A

Notes: (continued)

17. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Sentinel Square II	GACC	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Agreement

Radisson Blu Aqua Hotel	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement

Gateway Net Lease Portfolio	JP Morgan	Mortgage Loan Companion Loans	A-1-4 A-1-1, A-1-2, A-1-3, A-2-1, A-2-2, A-2-3	Interest Only	Client Provided Schedule
		B-Notes	B-1-1, B-1-2, B-1-3, B-1-4, B-1-5, B-2-1, B-2-2, B-2-3, B-2-4, B-2-5

Lehigh Valley Mall	JP Morgan	Mortgage Loan Companion Loans	A-1-A A-1-B, A-1-C, A-2-A, A-2-B, A-2-C	Amortizing Balloon	Loan Modification Agreement

Rochester Hotel Portfolio	GACC	Mortgage Loan Companion Loans	A-2, A-4-A A-1, A-3, A-4-B	Interest Only, then Amortizing	Client Provided Schedule

521-523 East 72nd Street	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Modification Agreement

Marriott Charlotte City Center	JP Morgan	Mortgage Loan Companion Loans	A-1 A-2, A-3	Interest Only	Loan Modification Agreement

Miracle Mile Shopping Center	JP Morgan	Mortgage Loan Companion Loans	A-3, A-4 A-1, A-2	Interest Only, then Amortizing	Loan Agreement

Towers at University Town Center	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, then Amortizing	Loan Agreement

Two Harbor Point Square	Citi	Mortgage Loan Companion Loans	A-1-B A-1-A, A-2	Interest Only, then Amortizing	Client Provided Schedule

AHIP Northeast Portfolio I	GACC	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, then Amortizing	Loan Agreement

Starwood Capital Group Hotel Portfolio	GACC	Mortgage Loan Companion Loans	A-13-1 A-1, A-2-1, A-2-2, A-3, A-4, A-5, A-6-1, A-6-2, A-7, A-8, A-9, A-10, A-11, A-12, A-13-2, A-14, A-15, A-16-1, A-16-2, A-17	Interest Only	Loan Modification Agreement

Exhibit 2 to Attachment A

Notes: (continued)

17. (continued)

For the avoidance of doubt, with respect to the Gateway Net Lease Portfolio Mortgage Loan and Worldwide Plaza Mortgage Loan, all references herein to the related Companion Loans exclude the Gateway Net Lease Portfolio B-Notes and Worldwide Plaza B-Notes, respectively.

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Non-Trust Pari Passu Original Balance” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “ Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A2, and all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for each Pari Passu Mortgage Loan with “Interest Only, then Amortizing” listed in the “Amortization Type” column of Table A2 (the “Partial I/O Pari Passu Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

17. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Partial I/O Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown on the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Pari Passu Mortgage Loan with “Amortizing Balloon” listed in the “Amortization Type” column of Table A2 (the “Amortizing Balloon Pari Passu Mortgage Loan”), JP Morgan, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Source Document based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Amortizing Balloon Pari Passu Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Source Document, based on the ratio of the original balance of the related Companion Loans to the original balance of the related Whole Loan, all as shown on the applicable Source Document.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics and “NAP” for the “Non-Trust Pari Passu Original Balance” characteristic.

18.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (collectively, the “Interest Only Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and

c.       365/360.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” characteristic for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” (collectively, the “Partial I/O Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for the Partial I/O Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly payment following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document(s).

20.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly payment, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

22.	For the Mortgage Loan on the Combined Data File with the “ARD Loan (Yes/No)” characteristic as “Yes,” GACC, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity or ARD Date” characteristic.

23.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” following the end of the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the purpose of comparing the “Lockbox” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality and multifamily properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Springing Hard – a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).
d.	Springing Soft - a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).
e.	Soft Springing Hard – the related borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default under the applicable Source Document(s) or one or more specified trigger events, at which time the lockbox account converts to a hard lockbox.

25.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding), generally on a daily basis.
b.	Springing – until the occurrence of an event of default under the applicable Source Document(s) or one or more specified trigger events, revenue from the lockbox (if any) is forwarded to an account controlled by the related borrower or is otherwise made available to the related borrower. Upon the occurrence of an event of default or such a trigger event, the applicable Source Document(s) require the related revenue to be forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

26.	For the purpose of comparing the:
a.	Prepayment Provisions (# of payments),
b.	Lockout Expiration Date,
c.	Prepayment / Defeasance Begin Date,
d.	Prepayment Lock Out End Date and
e.	Defeasance Option Start Date

characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document(s)) has been securitized.

Additionally, for the Mortgage Loan identified on the Combined Data File as “Miracle Mile Shopping Center” (the “Miracle Mile Shopping Center Mortgage Loan”), which is a Pari Passu Mortgage Loan, JP Morgan, on behalf of the Depositor, informed us that upon the securitization of another Component of the Mortgage Loan, the yield maintenance period described in the applicable Source Document expired prior to the Cut-off Date. For the purpose of comparing the characteristics listed in a. through e. above for the Miracle Mile Shopping Center Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to treat the payments dates during the yield maintenance period as part of the lockout period.

27.	For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document(s) contain one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first (1st) Payment Date (or if such day is not a Business Day, the immediately succeeding Business Day)

For the purpose of comparing the:

a.	Prepayment Provision (# of payments),
b.	Lockout Expiration Date,
c.	Prepayment / Defeasance Begin Date,
d.	Prepayment Lock Out End Date and
e.	Defeasance Option Start Date

characteristics for the Mortgage Loans which contain either of the defined terms described above in the applicable Source Document(s), JP Morgan, on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Date” after the end of the first full interest accrual period, as shown in the applicable Source Document(s).

Additionally, for the Mortgage Loans which contain the second defined term described above in the applicable Source Document(s), JP Morgan, on behalf of the Depositor, instructed us that if the second anniversary of the “first (1st) Payment Date” (in accordance with the instructions in the preceding paragraph) falls on a day that is not a business day, to assume that the “Permitted Prepayment Date” will be the succeeding “Payment Date” (due to the requirement in the applicable Source Document(s) that the borrower remit interest through the next “Payment Date” if the Mortgage Loan is not prepaid on a “Payment Date”).

Exhibit 2 to Attachment A

Notes: (continued)

28.	For the purpose of comparing the “Lockout Expiration Date” and characteristic for each Mortgage Loan (except for the Mortgage Loan identified on the Combined Data File as “Two Harbor Point Square” (the “Two Harbor Point Square Mortgage Loan”), which is described in the succeeding paragraph of this Note 28), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, JP Morgan and Citi, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the Two Harbor Point Square Mortgage Loan, for which there is no lockout period, Citi, on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Expiration Date” characteristic.

29.	For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan (except for the Two Harbor Point Square Mortgage Loan, which is described in the succeeding paragraph of this Note 29), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, JP Morgan and Citi, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For the Two Harbor Point Square Mortgage Loan, for which there is no lockout period, Citi, on behalf of the Depositor, instructed us to use the “First Payment Date,” as shown on the Combined Data File for the “Prepayment Lock Out End Date” characteristic.

30.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance and the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance, JP Morgan and Citi, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

31.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s).

32.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance or allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

33.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

34.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance or allows for defeasance and also permits the Mortgage Loan to be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

35.	For the purpose of comparing the:
a.	Existing Additional Sub Debt (Yes/No) and
b.	Existing Additional Sub Debt Description

characteristics, either:

i.	The loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, B-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification agreement Source Documents or Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

35. (continued)

For the purpose of comparing the:

a.       Existing Additional Sub Debt (Yes/No) and

b.       Existing Additional Sub Debt Description

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 14. of Attachment A), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to not include any related Companion Loan(s).

For each Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraphs of this Note 35), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Existing Additional Sub Debt (Yes/No)” characteristic and
b.	“None” for the “Existing Additional Sub Debt Description” characteristic.

36.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
AL Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Loan Purpose
Owner Occupancy > 5%
Sponsor
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Controlling Note (Yes/No)
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Sub Servicer Cashiering
Master Servicing Fee
Primary Servicing Fee
Trustee/Administrator Fee
Operating Advisor Fee
CREFC Fee
Pari Passu Primary Servicing Fee
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code

Exhibit 3 to Attachment A

Characteristic

Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Largest Tenant
Second Largest Tenant
Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Reserve Adjusted Loan Amount

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.